Balance Sheet Details (Tables)	12 Months Ended
Jul. 31, 2014
Balance Sheet Details [Abstract]
Schedule Of Inventories

	July 31,
	2014	2013
Raw materials	$102,000	$70,000
Finished goods	147,000	295,000
	$249,000	$365,000

Schedule Of Property Plant And Equipment

	July 31,
	2014	2013
Computers and equipment	$508,000	$921,000
Furniture and fixtures	21,000	21,000
Leasehold improvements	622,000	622,000
	1,151,000	1,564,000
Less accumulated depreciation	(1,115,000)	(1,418,000)
	$36,000	$146,000

Schedule of Patents

	July 31,
	2014	2013
Patents	$3,482,000	$3,389,000
Less accumulated amortization	(2,137,000)	(1,959,000)
	$1,345,000	$1,430,000